Segment Information and Geographic Data - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net sales	$ 23,814	$ 17,646	$ 14,779
Loss before income taxes	(13,045)	(23,459)	(28,898)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Net sales	25,745	20,280	21,565
Loss before income taxes	(12,953)	(23,334)	(28,575)
Intersegment [Member]
Segment Reporting Information [Line Items]
Net sales	(1,931)	(2,634)	(6,786)
Loss before income taxes	$ (92)	$ (125)	$ (323)